Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Bareboat charter revenues	$ 2,109	$ 10,403	$ 10,403
Voyage charter revenues	11,432	0	0
Total operating revenues	13,541	10,403	10,403
Voyage expenses and commission	8,416	0	0
Ship operating expenses	2,630	0	0
Operating expenses
Administrative expenses	50	50	67
Depreciation	2,866	2,866	2,866
Total operating expenses	13,962	2,916	2,933
Net operating (loss) income	(421)	7,487	7,470
Other income (expenses)
Interest income	3	3	284
Interest expense	(3,496)	(3,835)	(4,149)
Gain on termination of funding agreement	0	0	4,523
Other financial items	(6)	(6)	(98)
Amortization of deferred charges	(40)	(40)	(40)
Net other (expenses) income	(3,539)	(3,878)	520
Net (loss) income	(3,960)	3,609	7,990
Retained earnings at the start of year	29,609	26,000	18,010
Retained earnings at the end of year	$ 25,649	$ 29,609	$ 26,000